Segment Information - Reconciliation from Operating Profit to Income Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting [Abstract]
Operating profit	$ 284	$ 466
Restructuring expenses	(12)	(12)
Interest expenses of Industrial Activities, net of interest income and eliminations	(106)	(141)
Other, net	(75)	(94)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ 91	$ 219